Cover	Jun. 21, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	South Dakota Soybean Processors, LLC
Entity Incorporation, State or Country Code	SD
Entity File Number	000-50253
Entity Tax Identification Number	46-0462968
Entity Address, Address Line One	100 Caspian Avenue
Entity Address, Postal Zip Code	57071
Entity Address, State or Province	SD
Entity Address, City or Town	Volga
Entity Address, Address Line Two	PO Box 500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
City Area Code	605
Local Phone Number	627-9240
Entity Central Index Key	0001163609
Amendment Flag	false
Entity Emerging Growth Company	false